Other Non-Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Other Non-Current Liabilities
Schedule of other non-current liabilities

	December 31,
	2022	2021
Opening balance	—	—
Additional liabilities	4,350	—
Closing balance	4,350	—